Short-term Borrowings - Schedule of Short-term Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Short Term Borrowings [Abstract]
Bank borrowings	$ 4,782	$ 3,704
Total	$ 4,782	$ 3,704